Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Operating Income Expenses [abstract]
Interest income, calculated using the effective interest rate method	$ 889	$ 1,532	$ 1,853